Condensed Parent Company Financial Statements (Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 77,575	$ 63,329	$ 73,069
Provision for credit losses	102,638	124,664	167,932
(Gains) losses on available-for-sale securities, net	(1,792)	(9,832)	268
Deferred income tax (benefit) expense	(639)	(15,972)	51,279
Stock-based compensation expense	5,692	4,640	6,853
Tax (expense) benefit from stock-based compensation arrangements	(129)	(881)	(81)
Excess tax benefits from stock-based compensation arrangements	(306)	(1,354)	(981)
Decrease (increase) in trading securities, net	2,389	28,895	(29,375)
Net Cash Provided by (Used for) Operating Activities	365,687	205,444	(841,028)
Net Cash Used for Investing Activities	(958,384)	(582,272)	(865,908)
Repayment of subordinated note	(15,000)	(10,000)	(10,000)
Excess tax benefits from stock-based compensation arrangements	306	1,354	981
Repayment of Series B preferred stock		(250,000)
Issuance of common stock in a public offering		315,108
Dividends paid	(10,344)	(22,776)	(21,783)
Net Cash Provided by (Used for) Financing Activities	589,821	390,792	1,419,648
Net (Decrease) Increase in Cash and Cash Equivalents	(2,876)	13,964	(287,288)
Cash and Cash Equivalents at Beginning of Period	172,580	158,616	445,904
Cash and Cash Equivalents at End of Period	169,704	172,580	158,616
Parent Company [Member]
Net income	77,575	63,329	73,069
Provision for credit losses	608	905
(Gains) losses on available-for-sale securities, net	(164)	(57)	1,210
Depreciation and amortization	2,178	757	711
Deferred income tax (benefit) expense	(1,785)	(9,747)	10,990
Stock-based compensation expense	2,008	1,976	2,837
Tax (expense) benefit from stock-based compensation arrangements	129	896	81
Excess tax benefits from stock-based compensation arrangements	(19)	(432)	(377)
Decrease (increase) in trading securities, net		27,332	(26,864)
(Increase) decrease in other assets	(28,389)	(3,071)	3,523
Increase (decrease) in other liabilities	122	(4,386)	(8,999)
Equity in undistributed net (income) loss of subsidiaries	(78,356)	(70,903)	22,155
Net Cash Provided by (Used for) Operating Activities	(26,093)	6,599	78,336
Capital contributions to subsidiaries	(22,361)	(194,524)	(203,775)
Other investing activity, net	440	(808)	20,086
Net Cash Used for Investing Activities	(21,921)	(195,332)	(183,689)
Increase (decrease) in notes payable and other borrowings, net	36,337	43,331
Repayment of subordinated note	(15,000)	(10,000)	(10,000)
Excess tax benefits from stock-based compensation arrangements	19	432	377
Repayment of Series B preferred stock		(250,000)
Net proceeds from issuance of prepaid common stock purchase contracts		179,316
Issuance of common stock in a public offering		315,108
Issuance of common shares resulting from exercise of stock options, employee stock purchase plan and conversion of common stock warrants	3,586	3,956	4,912
Dividends paid	(10,344)	(22,776)	(21,783)
Treasury stock purchases	(112)	(218)	(443)
Net Cash Provided by (Used for) Financing Activities	14,486	259,149	(26,937)
Net (Decrease) Increase in Cash and Cash Equivalents	(33,528)	70,416	(132,290)
Cash and Cash Equivalents at Beginning of Period	127,803	57,387	189,677
Cash and Cash Equivalents at End of Period	$ 94,275	$ 127,803	$ 57,387